EQUITY (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		2 Months Ended		6 Months Ended
	Feb. 28, 2023 CAD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CAD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jul. 12, 2024 shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 shares	Feb. 28, 2023 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					13,394,136			2,232,357	13,394,136	13,394,136
Proceeds from issuing shares | $					$ 0		$ 1,688
Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	2,828,248		2,828,248								2,828,248
Par value per share | (per share)	$ 1.66		$ 1.66								$ 1.25
Proceeds from issuing shares	$ 4,702	$ 3,535
Life Offering [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants issued per common share | (per share)			$ 1.99	$ 1.5
Term of warrants			36 months	36 months
Concurrent Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					2,317,171				2,317,171
Par value per share | (per share)					$ 1.66				$ 1.25
Proceeds from issuing shares					$ 3,852	$ 2,896
Non Independent Director [Member] | Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shared subscribed			131,700	131,700
Value of shared subscribed			$ 219	$ 165
Insiders [Member] | Concurrent Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					1,159,999				1,159,999